UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                     Investment Company Act file number 811-05871

                         CENTENNIAL CALIFORNIA TAX EXEMPT TRUST
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
                    (Address of principal executive offices)
                                                                   (Zip code)
                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
--------------------------------------------------------------------------------
                              (Name and address of agent for service)


           Registrant's telephone number, including area code: (303) 768-3200
                                                               --------------

                                      Date of fiscal year end:  JUNE 30
                                                                -------

          Date of reporting period: JULY 1, 2003 - DECEMBER 31, 2003



ITEM 1.  REPORTS TO STOCKHOLDERS.

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS  December 31, 2003 / Unaudited
--------------------------------------------------------------------------------

                                                                                            PRINCIPAL          VALUE
                                                                                               AMOUNT     SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------
 SHORT-TERM TAX-EXEMPT OBLIGATIONS--99.2%
----------------------------------------------------------------------------------------------------------------------
 CALIFORNIA--99.2%
 CA Department of Water Resources Power Supply RB, Series C-4, 1.25% 1                    $ 4,200,000   $  4,200,000
----------------------------------------------------------------------------------------------------------------------
 CA Department of Water Resources Power Supply RRB,
 Central Valley Project, MERLOT Series 2003 B32, FGIC Insured, 1.15% 1                      1,995,000      1,995,000
----------------------------------------------------------------------------------------------------------------------
 CA EDLFA RN, Stanford University, 0.87%, 2/12/04                                           4,000,000      4,000,000
----------------------------------------------------------------------------------------------------------------------
 CA HFFAU RB, MSTFC Series 1998 26, FSA Insured, 1.23% 1                                    6,000,000      6,000,000
----------------------------------------------------------------------------------------------------------------------
 CA Infrastructure & ED Bank RRB, J. Paul Getty Trust, Series A, 1%, 5/13/04 2              6,000,000      6,000,000
----------------------------------------------------------------------------------------------------------------------
 CA Infrastructure & ED Bank RRB, J. Paul Getty Trust, Series D, 1%, 5/13/04 2              4,000,000      4,000,000
----------------------------------------------------------------------------------------------------------------------
 CA Infrastructure & ED Bank RRB, Salvation Army Western Territory,
 Series 2001, 1.08%, 1/28/04                                                                7,500,000      7,500,000
----------------------------------------------------------------------------------------------------------------------
 CA PCFAU SWD RB, Burrtec Waste Industries, Series A, 1.20% 1                               2,500,000      2,500,000
----------------------------------------------------------------------------------------------------------------------
 CA PCFAU SWD RB, Cedar Avenue Recycling Project-A, 1.20% 1                                 3,000,000      3,000,000
----------------------------------------------------------------------------------------------------------------------
 CA SCDAU MH RB, Greentree Sr. Apts. Project-P, 1.26% 1                                     6,600,000      6,600,000
----------------------------------------------------------------------------------------------------------------------
 CA SCDAU RB, IDV-Fibrebond, Inc., 1.35% 1                                                    520,000        520,000
----------------------------------------------------------------------------------------------------------------------
 Huntington Park, CA RA MH RB, Casa Rita Apts., Series A, 1.26% 1                             800,000        800,000
----------------------------------------------------------------------------------------------------------------------
 Irwindale, CA Community RA TXAL Bonds, City IDV Project 2002,
 1.25%, 7/15/04                                                                               455,000        455,387
----------------------------------------------------------------------------------------------------------------------
 Lodi, CA EU REF COP, Series A, MBIA Insured, 1.03% 1                                       1,600,000      1,600,000
----------------------------------------------------------------------------------------------------------------------
 Los Angeles Cnty., CA MH Mtg. RB, Valencia Housing Project, Series C, 1.15% 1              2,500,000      2,500,000
----------------------------------------------------------------------------------------------------------------------
 Los Angeles Cnty., CA MTAU Sales Tax RB, SGMSTR Series 1996 SG54,
 AMBAC Insured, 1.25% 1                                                                     1,000,000      1,000,000
----------------------------------------------------------------------------------------------------------------------
 Los Angeles Cnty., CA MTAU Sales Tax RRB, Second Sr. Series A,
 MBIA Insured, 1.20% 1                                                                        500,000        500,000
----------------------------------------------------------------------------------------------------------------------
 Los Angeles, CA Airport RB, SGMSTR Series 1996 SG61, 1.28% 1                               3,000,000      3,000,000
----------------------------------------------------------------------------------------------------------------------
 Los Angeles, CA Convention & Exhibit Center Authority Lease RRB,
 Subseries B-2, AMBAC Insured, 0.97%, 6/16/04 2                                             5,000,000      5,000,000
----------------------------------------------------------------------------------------------------------------------
 Los Angeles, CA USD GOB, AAMC Series 1999-7, MBIA Insured, 1.14% 1,3                       6,000,000      6,000,000
----------------------------------------------------------------------------------------------------------------------
 Los Angeles, CA Wastewater System GOB, AAMC Series 1998-25,
 FGIC Insured, 1.16% 1                                                                      2,000,000      2,000,000
----------------------------------------------------------------------------------------------------------------------
 Madera, CA PFAU Lease RRB, Madera Municipal Golf Course
 Refinancing Project, 1.20% 1                                                                 435,000        435,000
----------------------------------------------------------------------------------------------------------------------
 Mount San Antonio, CA Community College District GOUN, Series A,
 FGIC Insured, 3.25%, 5/1/04                                                                1,000,000      1,007,691
----------------------------------------------------------------------------------------------------------------------
 Northern CA Power Agency RRB, Hydroelectric Project 1-A,
 MBIA Insured, 1.11% 1                                                                      1,100,000      1,100,000
----------------------------------------------------------------------------------------------------------------------
 Oceanside, CA MH RRB, Lakeridge Apts. Project, 1.15% 1                                     3,300,000      3,300,000
----------------------------------------------------------------------------------------------------------------------
 Orange Cnty., CA Apt. Development RB, Niguel Summit 2, Series B, 1.15% 1                   3,461,000      3,461,000
----------------------------------------------------------------------------------------------------------------------
 Orange Cnty., CA LTA Sales Tax RN, 0.89%, 2/10/04                                          5,400,000      5,400,000
----------------------------------------------------------------------------------------------------------------------
 Rancho Mirage, CA Joint Powers FA REF COP, Eisenhower Medical
 enter, Series B, MBIA Insured, 1.11% 1                                                     6,200,000      6,200,000
----------------------------------------------------------------------------------------------------------------------
 Sacramento Cnty., CA MH HAU RB, Shadowood Apts. Project-Issue A, 1.25% 1                   6,000,000      6,000,000
----------------------------------------------------------------------------------------------------------------------
 San Bernardino Cnty., CA MH HAU RRB, Montclair Heritage-A, 1.24% 1                         4,620,000      4,620,000
----------------------------------------------------------------------------------------------------------------------
 San Bernardino Cnty., CA MH RRB, Somerset Apts.-A, 1.25% 1                                 2,595,000      2,595,000
----------------------------------------------------------------------------------------------------------------------
 San Diego, CA UPD Sub. Airport RN, Lindbergh Field, Series B, 0.90%, 2/2/04                9,400,000      9,400,000

             5 | CENTENNIAL CALIFORNIA TAX EXEMPT TRUST

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                            PRINCIPAL          VALUE
                                                                                               AMOUNT     SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------
 CALIFORNIA Continued
 San Diego, CA Water Utility Fund Net System GOB, AAMC Series 1998-10,
 FGIC Insured, 1.16% 1,3                                                                   $4,800,000   $  4,800,000
----------------------------------------------------------------------------------------------------------------------
 San Francisco, CA City & Cnty. GOB, 2%, 6/15/04                                              615,000        617,581
----------------------------------------------------------------------------------------------------------------------
 San Francisco, CA City & Cnty. PUC Clean Water RRB,
 MERLOT Series B20, MBIA Insured, 1.15% 1                                                   7,000,000      7,000,000
----------------------------------------------------------------------------------------------------------------------
 San Francisco, CA City & Cnty. RA MF RB, Mission Creek Senior
 Facility, 1.33% 1                                                                          2,000,000      2,000,000
----------------------------------------------------------------------------------------------------------------------
 Southern CA PPAU RRB, Palo Verde Project, Series B, AMBAC
 Insured, 1.03% 1                                                                           3,800,000      3,800,000
----------------------------------------------------------------------------------------------------------------------
 Stockton, CA CFD No. 99-02 SPTX Bonds, Arch Road East, 1.22% 1                             2,835,000      2,835,000
----------------------------------------------------------------------------------------------------------------------
 University of California Regents RB, 0.87%, 1/21/04                                        7,500,000      7,500,000
----------------------------------------------------------------------------------------------------------------------
 University of California Regents RB, 1.03%, 1/7/04                                         1,500,000      1,499,967

----------------------------------------------------------------------------------------------------------------------
 TOTAL INVESTMENTS, AT VALUE (COST $142,741,626)                                                 99.2%   142,741,626
----------------------------------------------------------------------------------------------------------------------
 OTHER ASSETS NET OF LIABILITIES                                                                  0.8      1,188,108
                                                                                           ---------------------------
 NET ASSETS                                                                                     100.0%  $143,929,734
                                                                                           ===========================


FOOTNOTES TO STATEMENT OF INVESTMENTS

To simplify the listings of securities, abbreviations are used per the table below:

AAMC     ABN AMRO Munitops Certificates
CFD      Community Facilities District
COP      Certificates of Participation
ED       Economic Development
EDLFA    Educational Facilities Authority
EU       Electric Utilities
FA       Facilities Authority
GOB      General Obligation Bonds
GOUN     General Obligation Unlimited Nts.
HAU      Housing Authority
HFFAU    Health Facilities Finance Authority
IDV      Industrial Development
LTA      Local Transportation Authority/Agency
MERLOT   Municipal Exempt Receipts Liquidity Option Tender
MH       Multifamily Housing
MSTFC    Morgan Stanley & Co., Inc. Trust Floater Certificates
MTAU     Metropolitan Transportation Authority
PCFAU    Pollution Control Finance Authority
PFAU     Public Finance Authority
PPAU     Public Power Authority
PUC      Public Utilities Commission
RA       Redevelopment Agency
RB       Revenue Bonds
REF      Refunding
RN       Revenue Nts.
RRB      Revenue Refunding Bonds
SCDAU    Statewide Communities Development Authority
SGMSTR   Societe Generale, NY Branch Municipal Security Trust Receipts
SPTX     Special Tax
SWD      Solid Waste Disposal
TXAL     Tax Allocation
UPD      Unified Port District
USD      Unified School District


1. Floating or variable rate obligation maturing in more than one year. The interest rate, which is based on specific, or an index of, market interest rates, is subject to change periodically and is the effective rate on December 31, 2003. This instrument has a demand feature which allows, on up to 30 days' notice, the recovery of principal at any time, or at specified intervals not exceeding one year.
2. Put obligation redeemable at full principal value on the date reported.
3. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $10,800,000 or 7.50% of the Trust's net assets as of December 31, 2003.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

             6 | CENTENNIAL CALIFORNIA TAX EXEMPT TRUST

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------

 December 31, 2003
------------------------------------------------------------------------------------------------------
 ASSETS

 Investments, at value (cost $142,741,626)--see accompanying statement                  $ 142,741,626
------------------------------------------------------------------------------------------------------
 Cash                                                                                         426,369
------------------------------------------------------------------------------------------------------
 Receivables and other assets:
 Shares of beneficial interest sold                                                         1,368,549
 Interest                                                                                     302,439
 Other                                                                                         14,319
                                                                                        --------------
 Total assets                                                                             144,853,302

------------------------------------------------------------------------------------------------------
 LIABILITIES

 Payables and other liabilities:
 Shares of beneficial interest redeemed                                                       818,618
 Service plan fees                                                                             74,410
 Shareholder reports                                                                            5,045
 Transfer and shareholder servicing agent fees                                                  4,330
 Trustees' compensation                                                                         1,262
 Other                                                                                         19,903
                                                                                        --------------
 Total liabilities                                                                            923,568

------------------------------------------------------------------------------------------------------
 NET ASSETS                                                                              $143,929,734
                                                                                        ==============

------------------------------------------------------------------------------------------------------
 COMPOSITION OF NET ASSETS

 Paid-in capital                                                                         $143,942,778
------------------------------------------------------------------------------------------------------
 Accumulated net realized loss on investments                                                 (13,044)
                                                                                        --------------
 NET ASSETS--applicable to 143,924,055 shares of beneficial interest outstanding         $143,929,734
                                                                                        ==============

------------------------------------------------------------------------------------------------------
 NET ASSET VALUE, REDEMPTION PRICE PER SHARE AND OFFERING PRICE PER SHARE                       $1.00

 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

             7 | CENTENNIAL CALIFORNIA TAX EXEMPT TRUST

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------

 For the Six Months Ended December 31, 2003
--------------------------------------------------------------------------
 INVESTMENT INCOME

 Interest                                                      $ 723,998

--------------------------------------------------------------------------
 EXPENSES

 Management fees                                                 379,013
--------------------------------------------------------------------------
 Service plan fees                                               150,908
--------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees                    25,413
--------------------------------------------------------------------------
 Shareholder reports                                               5,406
--------------------------------------------------------------------------
 Trustees' compensation                                            3,442
--------------------------------------------------------------------------
 Custodian fees and expenses                                       3,279
--------------------------------------------------------------------------
 Other                                                            19,458
                                                               -----------
 Total expenses                                                  586,919
 Less reduction to custodian expenses                             (1,374)
 Less voluntary reimbursement of expenses                         (1,473)
                                                               -----------
 Net expenses                                                    584,072

--------------------------------------------------------------------------
 NET INVESTMENT INCOME                                           139,926

--------------------------------------------------------------------------
 NET REALIZED LOSS ON INVESTMENTS                                (13,044)

--------------------------------------------------------------------------
 NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS          $ 126,882
                                                               ===========


 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

             8 | CENTENNIAL CALIFORNIA TAX EXEMPT TRUST

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                           SIX MONTHS          YEAR
                                                                                                ENDED         ENDED
                                                                                    DECEMBER 31, 2003      JUNE 30,
                                                                                          (UNAUDITED)          2003
----------------------------------------------------------------------------------------------------------------------
 OPERATIONS

 Net investment income                                                                  $     139,926   $    805,721
----------------------------------------------------------------------------------------------------------------------
 Net realized gain (loss)                                                                     (13,044)         2,327
                                                                                        ------------------------------
 Net increase in net assets resulting from operations                                         126,882        808,048

----------------------------------------------------------------------------------------------------------------------
 DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS

 Dividends from net investment income                                                        (139,926)      (805,721)

----------------------------------------------------------------------------------------------------------------------
 BENEFICIAL INTEREST TRANSACTIONS

 Net decrease in net assets resulting from beneficial interest transactions                (8,913,103)    (1,799,511)

----------------------------------------------------------------------------------------------------------------------
 NET ASSETS

 Total decrease                                                                            (8,926,147)    (1,797,184)
----------------------------------------------------------------------------------------------------------------------
 Beginning of period                                                                      152,855,881    154,653,065
                                                                                        ------------------------------
 End of period                                                                          $ 143,929,734  $ 152,855,881
                                                                                        ==============================

 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

            9 | CENTENNIAL CALIFORNIA TAX EXEMPT TRUST

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                             SIX MONTHS                                                  YEAR
                                                                  ENDED                                                 ENDED
                                                      DECEMBER 31, 2003                                              JUNE 30,
                                                            (UNAUDITED)        2003       2002       2001      2000      1999
------------------------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING DATA

 Net asset value, beginning of period                            $ 1.00      $ 1.00     $ 1.00     $ 1.00    $ 1.00    $ 1.00
------------------------------------------------------------------------------------------------------------------------------
 Income from investment operations--net
 investment income and net realized gain                             -- 1       .01        .01        .03       .03       .02
------------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions
 to shareholders:
 Dividends from net investment income                                -- 1      (.01)      (.01)      (.03)     (.03)     (.02)
 Distributions from net realized gain                                --          --         -- 1       --        --        --
                                                                 -------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                                     --        (.01)      (.01)      (.03)     (.03)     (.02)
------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                                  $ 1.00      $ 1.00     $ 1.00     $ 1.00    $ 1.00    $ 1.00
                                                                 =============================================================

------------------------------------------------------------------------------------------------------------------------------
 TOTAL RETURN 2                                                    0.10%       0.52%      0.89%      2.74%     2.63%     2.41%

------------------------------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA

 Net assets, end of period (in thousands)                      $143,930    $152,856   $154,653   $157,316  $162,261  $155,839
------------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                             $150,325    $156,348   $164,278   $166,654  $160,351  $168,272
------------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment income                                             0.18%       0.52%      0.89%      2.72%     2.57%     2.38%
 Total expenses                                                    0.77%       0.76%      0.77%      0.84%     0.83%     0.80%
 Expenses after expense reimbursement
 or fee waiver and reduction to
 custodian expenses                                                 N/A 4,5     N/A 4,5    N/A 4,5   0.81%     0.81%     0.78%

1. Less than $0.005 per share.
2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Trust distributions or the redemption of Trust shares.
3. Annualized for periods of less than one full year.
4. Reduction to custodian expenses less than 0.01%.
5. Voluntary reimbursement of expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


             10 | CENTENNIAL CALIFORNIA TAX EXEMPT TRUST

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 1. SIGNIFICANT ACCOUNTING POLICIES
 Centennial California Tax Exempt Trust (the Trust) is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The Trust's investment objective is to seek the maximum current interest income exempt from federal and California personal income taxes for individual investors as is consistent with the preservation of capital. The Trust's investment advisor is Centennial Asset Management Corporation (the Manager), a subsidiary of OppenheimerFunds, Inc. (OFI).
    The following is a summary of significant accounting policies consistently followed by the Trust.
--------------------------------------------------------------------------------
 SECURITIES VALUATION. Portfolio securities are valued on the basis of amortized cost, which approximates market value.
--------------------------------------------------------------------------------
 SECURITY CREDIT RISK. There are certain risks arising from geographic concentration in any State. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.
--------------------------------------------------------------------------------
 FEDERAL TAXES. The Trust intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.
    As of December 31, 2003, the Trust had available for federal income tax purposes an estimated unused capital loss carryforward of $13,044. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended December 31, 2003 and the year ended June 30, 2003, the Trust used $0 and $0, respectively, of carryforward to offset capital gains realized.
--------------------------------------------------------------------------------
 TRUSTEES' COMPENSATION. The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Trust. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Trust or are invested in other Oppenheimer funds selected by the Trustee. Deferral of trustees' fees under the plan will not affect the net assets of the Trust, and will not materially affect the Trust's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.
--------------------------------------------------------------------------------
 DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.

             11 | CENTENNIAL CALIFORNIA TAX EXEMPT TRUST

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 1. SIGNIFICANT ACCOUNTING POLICIES Continued
 EXPENSE OFFSET ARRANGEMENT. The reduction of custodian fees, if applicable, represents earnings on cash balances maintained by the Trust.
--------------------------------------------------------------------------------
 SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
--------------------------------------------------------------------------------
 OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
 2. SHARES OF BENEFICIAL INTEREST
 The Trust has authorized an unlimited number of no par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

                  SIX MONTHS ENDED DECEMBER 31, 2003      YEAR ENDED JUNE 30, 2003
                                SHARES        AMOUNT         SHARES         AMOUNT
------------------------------------------------------------------------------------
 Sold                      209,586,577  $209,586,577    450,261,068   $450,261,068
 Dividends and/or
 distributions reinvested      149,663       149,663        803,029        803,029
 Redeemed                 (218,649,343) (218,649,343)  (452,863,608)  (452,863,608)
                          ----------------------------------------------------------
 Net decrease               (8,913,103) $ (8,913,103)    (1,799,511)  $ (1,799,511)
                          ==========================================================


--------------------------------------------------------------------------------
 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES
 MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Trust which provides for a fee at an annual rate of 0.50% of the first $250 million of the net assets, 0.475% of the next $250 million of net assets, 0.45% of the next $250 million of net assets, 0.425% of the next $250 million of net assets and 0.40% of net assets in excess of $1 billion. The Manager has voluntarily undertaken to assume any expenses of the Trust in any fiscal year they exceed 0.80% of the Trust's average annual net assets. Effective July 7, 2003, the Manager has voluntarily undertaken to waive receipt of its management fees to the extent necessary so that the Trust may seek to maintain a positive yield. The Manager reserves the right to amend or terminate either voluntary expense assumption at any time.
--------------------------------------------------------------------------------
 TRANSFER AGENT FEES. Shareholder Services, Inc. (SSI) acts as the transfer and shareholder servicing agent for the Trust and for other registered investment companies. The Trust pays SSI a per account fee. For the six months ended December 31, 2003, the Trust paid $25,108 to SSI for services to the Trust.
    SSI has voluntarily agreed to limit transfer and shareholder servicing agent fees up to an annual rate of 0.35% of average net assets of the Trust. This undertaking may be amended or withdrawn at any time.

           12 | CENTENNIAL CALIFORNIA TAX EXEMPT TRUST

--------------------------------------------------------------------------------
 SERVICE PLAN (12B-1) FEES. The Trust has adopted a service plan. It reimburses Centennial Asset Management Corporation, the Distributor, for a portion of its costs incurred for services provided to accounts that hold shares of the Trust. Reimbursement is made quarterly at an annual rate up to 0.20% of the average annual net assets of the Trust. Fees incurred by the Trust under the plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
PORTFOLIO PROXY VOTING
POLICIES AND PROCEDURES  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 The Trust has adopted Portfolio Proxy Voting Policies and Procedures under which the Trust votes proxies relating to securities ("portfolio proxies") held by the Trust. A description of the Trust's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Trust toll-free at 1.800.225.5677, (ii) on the Trust's website at www.oppenheimerfunds.com, and (iii) on the SEC's website at www.sec.gov. In addition, the Trust will be required to file new Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The first such filing is due no later than August 31, 2004, for the twelve months ended June 30, 2004. Once filed, the Trust's Form N-PX filing will be available (i) without charge, upon request, by calling the Trust toll-free at 1.800.225.5677, and (ii) on the SEC's website at www.sec.gov.

         13 | CENTENNIAL CALIFORNIA TAX EXEMPT TRUST

ITEM 2.  CODE OF ETHICS

         The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

         The Board of Trustees of the Trust has determined that Edward L. Cameron, the Chairman of the Board's Audit Committee, and George C. Bowen, a member of the Board's Audit Committee, possess the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as "audit committee financial experts," and has designated Messrs. Cameron and Bowen as the Audit Committee's financial experts. Messrs. Cameron and Bowen are "independent" Trustees pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

         Not applicable to semiannual reports.

ITEM 5.  NOT APPLICABLE

ITEM 6.  RESERVED

ITEM 7.  NOT APPLICABLE

ITEM 8.  NOT APPLICABLE

Item 9.  Submission of Matters to a Vote of Security Holders

         Not applicable for fiscal periods ending December 31, 2003.

ITEM 10. CONTROLS AND PROCEDURES

          (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940 (17 CFR 270.30a-2(c)) as of December 31, 2003, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

          (b) There have been no significant changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11.  EXHIBITS.

(A) EXHIBIT ATTACHED HERETO. (ATTACH CODE OF ETHICS AS EXHIBIT)

(B) EXHIBITS ATTACHED HERETO. (ATTACH CERTIFICATIONS AS EXHIBITS)